Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings By Type [Abstract]
Summary of types of Borrowings both Current and Non-current

	2019			2018
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	779	—	779	686	—	686
Term debt	716	1,792	2,508	614	1,808	2,422
Lease liabilities	93	249	342	92	268	360
Term debt in fair value hedging relationships	472	2,080	2,552	—	2,652	2,652
Term debt previously in fair value hedging relationships	—	233	233	—	245	245
Total	2,060	4,354	6,414	1,392	4,973	6,365

Summary of Repayment Years for Borrowings

Analysis by year of repayment

	2019				2018
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	779	1,188	93	2,060	686	614	92	1,392
Within 1 to 2 years	—	425	87	512	—	508	87	595
Within 2 to 3 years	—	33	57	90	—	451	70	521
Within 3 to 4 years	—	658	47	705	—	688	42	730
Within 4 to 5 years	—	433	29	462	—	669	27	696
After 5 years	—	2,556	29	2,585	—	2,389	42	2,431
After 1 year	—	4,105	249	4,354	—	4,705	268	4,973
Total	779	5,293	342	6,414	686	5,319	360	6,365

Analysis of Borrowings by Currency

Analysis by currency

	2019				2018
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollars	309	2,915	168	3,392	19	2,493	177	2,689
£ sterling	—	—	71	71	317	300	66	683
Euro	423	2,378	70	2,871	318	2,526	85	2,929
Other currencies	47	—	33	80	32	—	32	64
Total	779	5,293	342	6,414	686	5,319	360	6,365